Post-retirement defined benefit schemes - Movements (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	£ 424
Income statement charge	(121)
Employer contributions	999
Remeasurement	668
Ending balance	1,970
Fair value of assets	10,790	£ 8,494
Longevity insurance swap | Scottish Widows
Disclosure of financial assets [line items]
Notional amount	10,000
Fair value of assets	£ 0